Employee benefits - Summary of Fair Value of Company's Pension Plan Assets (Detail) - Pension benefits [Member]	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	4.50%	5.80%
Deposits with Insurance companies	25.60%	23.60%
Total	100.00%	100.00%
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	64.20%	67.30%
Equity instruments (quoted)	5.20%	2.60%
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	0.50%	0.70%